Schedule of other reserves (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2022	€ 52,512	€ 52,342
Currency translation differences	(567)	(424)
Defined benefit plan actuarial gains	168
- value of services	369	1,217
Purchase/sale of treasury shares		209
Balance as at June 30, 2022	52,482	53,344
Other regulated reserves [member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2022	52,820	52,820	[1]
Currency translation differences			[1]
Defined benefit plan actuarial gains
- value of services			[1]
Purchase/sale of treasury shares			[1]
Balance as at June 30, 2022	52,820	52,820	[1]
Accumulated other comprehensive income [member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2022	(5,146)	(2,474)
Currency translation differences	(567)	(424)
Defined benefit plan actuarial gains	168
- value of services
Purchase/sale of treasury shares
Balance as at June 30, 2022	(5,545)	(2,898)
Treasury shares [member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2022	(645)	(898)
Currency translation differences
Defined benefit plan actuarial gains
- value of services
Purchase/sale of treasury shares		209
Balance as at June 30, 2022	(645)	(689)
Share premium [member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2022	15,000	12,368
Currency translation differences
Defined benefit plan actuarial gains
- value of services	369	1,217
Purchase/sale of treasury shares
Balance as at June 30, 2022	15,369	13,585
Other reserves [member]
IfrsStatementLineItems [Line Items]
Balance as at January 1, 2022	(9,517)	(9,474)
Currency translation differences
Defined benefit plan actuarial gains
- value of services
Purchase/sale of treasury shares
Balance as at June 30, 2022	€ (9,517)	€ (9,474)

[1]	Regulated non-distributable reserve relating to the merger with Intercell AG